                               SUPPLEMENT TO THE
                    SCHWAB SHORT-TERM BOND MARKET INDEX FUND
                 SCHWAB TOTAL BOND MARKET INDEX FUND PROSPECTUS
                             DATED NOVEMBER 15, 1999


THE THIRD PARAGRAPH UNDER THE HEADING "STRATEGY" ON PAGE 8 IS DELETED AND REPLACED WITH THE FOLLOWING:

Like many index funds, the fund may enter into swap agreements, in which the payments or investment performance of one security or asset is exchanged for another. The fund may also invest in mortgage dollar rolls, which involve the fund selling mortgage-backed securities and simultaneously agreeing to later repurchase nearly identical securities at a stated price. In addition, the fund may invest in futures contracts and lend securities in seeking to enhance total return and minimize the gap between its performance and that of the index. However, because of fund expenses, the fund's performance normally is somewhat below that index.

THE FOLLOWING SENTENCE FOLLOWS THE FIFTH PARAGRAPH IN "OTHER RISK FACTORS" SECTION ON PAGE 9:

The fund's mortgage dollar rolls could lose money if the price of the mortgage-backed securities falls below the agreed repurchase price, or if the counterparty is unable to honor the agreement.

STEP 1 OF THE "BUYING SHARES" SECTION ON PAGE 14 IS MODIFIED AS FOLLOWS:

CHOOSE A FUND, then decide how much you want to invest

                   Minimum initial          Minimum additional
                   Investment               Investment                   Minimum balance
                   -------------------------------------------------------------------------
                   $2,500 ($1,000           $500 ($100 for               $1,000 ($500 for
                   for retirement and       Automatic Investment         retirement and
                   custodial accounts)      Plan)                        custodial accounts)

             SUPPLEMENT TO THE SCHWAB YIELDPLUS FUND(TM) PROSPECTUS
                               DATED JULY 21, 1999


STEP 1 OF THE "BUYING SHARES" SECTION ON PAGE 10 IS MODIFIED AS FOLLOWS:


Share class        Minimum initial          Minimum additional
                   Investment               Investment                   Minimum balance
                   -------------------------------------------------------------------------
Investor Shares    $2,500 ($1,000           $500 ($100 for               $1,000 ($500 for
                   for retirement and       Automatic Investment         retirement and
                   custodial accounts)      Plan)                        custodial accounts)

    SUPPLEMENT TO THE SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
            SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND PROSPECTUS
                             DATED NOVEMBER 15, 1999
                  SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
                 SCHWAB LONG-TERM TAX-FREE BOND FUND PROSPECTUS
                             DATED NOVEMBER 15, 1999


STEP 1 OF THE "BUYING SHARES" SECTION ON PAGE 14 IS MODIFIED AS FOLLOWS:


                   Minimum initial          Minimum additional
                   Investment               Investment                   Minimum balance
                   -------------------------------------------------------------------------
                   $2,500 ($1,000           $500 ($100 for               $1,000 ($500 for
                   custodial accounts)      Automatic Investment Plan)   custodial accounts)

THE FOLLOWING INFORMATION SUPPLEMENTS ALL PROSPECTUSES LISTED ON THE REVERSE
SIDE:

THE YEAR 2000 disclosure information under "Fund Management" for the prospectuses has been deleted.

A Special Meeting of Shareholders of all SchwabFunds will be held on June 1, 2000 for the following express purposes:

1. To elect trustees of each fund to hold office until their successors are duly elected and qualified; and
2. To eliminate, reclassify or amend certain fundamental investment policies and restrictions.

The close of business on March 3, 2000 has been designated as the record date for determining those shareholders entitled to notice of the meeting (and any adjournments thereof) and entitled to vote at the meeting. If you become a shareholder after March 3, 2000, you will not be entitled to vote at the special meeting. As set forth in the SchwabFunds' proxy materials, action taken at the special meeting will affect your fund.

Please retain this supplement for future reference.
TF7684  (4/6/00)